SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Oct. 01, 2022	Jan. 01, 2022	Jan. 02, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 3,552	$ 4,582
Accumulated depreciation		(2,687)	(3,516)
Total property and equipment, net	$ 1,262	865	1,066
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		432	471
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		587	1,115
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		702	1,160
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		1,181	1,123
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 650	$ 713